Financial instruments - Financial liabilities at amortized cost (Details) - Financial liabilities at amortised cost - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities
Carrying Value	£ 22,414	£ 22,268
Fair Value	22,414	22,268
Trade and other payables
Financial liabilities
Carrying Value	19,794	19,107
Fair Value	19,794	19,107
Lease liabilities
Financial liabilities
Carrying Value	2,620	3,161
Fair Value	£ 2,620	£ 3,161